MASSMUTUAL INSTITUTIONAL FUNDS

Supplement dated June 1, 2004 to the

Prospectus dated May 1, 2004

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information replaces similar information found under “Expense Information” for the L, A, and N classes of the Money Market Fund, Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund and Indexed Equity Fund:

Money Market Fund

	Class L		Class A		Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%		.35%		.35%
Distribution and Service (Rule 12b-1) Fees	None		.25%		.50%
Other Expenses	.35%		.35%		.40%
Total Annual Fund Operating Expenses	.70%		.95%		1.25%

Expense Reimbursement(1)	(.18%	)	(.18%	)	(.18%	)
Net Fund Expenses(2)	.52%		.77%		1.07%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .18% of other expenses for Class L, Class A and Class N of the Fund through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Short-Duration Bond Fund

	Class L		Class A		Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%		.40%		.40%
Distribution and Service (Rule 12b-1) Fees	None		.25%		.50%
Other Expenses	.34%		.34%		.39%
Total Annual Fund Operating Expenses	.74%		.99%		1.29%

Expense Reimbursement(1)	(.07%	)	(.07%	)	(.07%	)
Net Fund Expenses(2)	.67%		.92%		1.22%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .07% of other expenses for Class L, Class A and Class N of the Fund through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  1  –

Core Bond Fund

	Class L		Class A		Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%		.48%		.48%
Distribution and Service (Rule 12b-1) Fees	None		.25%		.50%
Other Expenses	.31%		.31%		.38%
Total Annual Fund Operating Expenses	.79%		1.04%		1.36%

Expense Reimbursement(1)	(.08%	)	(.08%	)	(.08%	)
Net Fund Expenses(2)	.71%		.96%		1.28%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of other expenses for Class L, Class A and Class N of the Fund through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Diversified Bond Fund

	Class L		Class A		Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%		.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None		.25%		.50%
Other Expenses	.40%		.39%		.44%
Total Annual Fund Operating Expenses	.90%		1.14%		1.44%

Expense Reimbursement(1)	(.15%	)	(.15%	)	(.15%	)
Net Fund Expenses(2)	.75%		.99%		1.29%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .15% of other expenses for Class L, Class A and Class N of the Fund through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Indexed Equity Fund

	Class L		Class A		Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.10%		.10%		.10%
Distribution and Service (Rule 12b-1) Fees	None		.25%		.50%
Other Expenses	.50%		.50%		.55%
Total Annual Fund Operating Expenses	.60%		.85%		1.15%

Expense Reimbursement(1)	(.10%	)	(.10%	)	(.10%	)
Net Fund Expenses(2)	.50%		.75%		1.05%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of other expenses for Class L, Class A and Class N of the Fund through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  2  –

Effective June 1, 2004, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) will replace Massachusetts Financial Services Company (“MFS”) as the Growth Equity Fund’s Sub-Adviser.

Effective June 1, 2004, the paragraphs under Principal Investment Strategies and Risks on page 32 are replaced in their entirety by the following:

The Fund seeks to achieve its objective by normally investing at least 80% of its assets in the common stocks and securities convertible into common stocks of companies which the Fund’s Sub-Adviser, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), believes offer prospects for long-term growth.

GMO uses proprietary research and multiple quantitative models to identify stocks it believes are undervalued and stocks in the growth universe it believes have improving fundamentals. Generally, these stocks are trading at prices below what GMO believes to be their intrinsic value. GMO also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline, industry and sector weight, and market capitalization. The factors considered by GMO and the models may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Effective June 1, 2004, the following information replaces similar information found on page 33:

GMO Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by GMO for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 27.43% for the quarter ended December 31, 1998 and the lowest was –21.50% for the quarter ended March 31, 2001.

–  3  –

GMO Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares GMO’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
GMO Composite
Class S*	28.11%	–1.43%	10.87%
Class Y*	28.05%	–1.49%	10.80%
Class L*	27.90%	–1.64%	10.65%
Class A*	20.31%	–3.06%	9.74%
Class N*	26.34%	–2.22%	10.08%

S&P 500® Index^	28.67%	–0.57%	11.06%

* Performance shown is the composite of all portfolios managed by GMO with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class S expenses. GMO replaced Massachusetts Financial Services Company as the Fund’s Sub-Adviser on June 1, 2004. The composite performance does not represent the historical performance of the MassMutual Growth Equity Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective June 1, 2004, Cooke & Bieler, L.P. will become a Co-Sub-Adviser of the Focused Value Fund.

Effective June 1, 2004, paragraphs three through five under Principal Investment Strategies and Risks on page 38 are replaced in their entirety by the following:

The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

Harris Associates L.P. (“Harris”) seeks out companies that it believes are trading at significant discounts to their underlying value. Harris utilizes a fundamental, bottom-up investment strategy, focusing on companies with market capitalizations over $1 billion and which have significant profit potential.

Sell targets are generally set when a stock is first purchased. The Sub-Adviser generally sells a stock when it believes the stock has achieved 90-100% of its fair value or when it is determined that management is no longer a steward of shareholder interests.

Harris intends to invest primarily in U.S. companies, but may invest up to 25% of its portion of the portfolio (valued at the time of investment) in securities of non-U.S. issuers. These may include foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund’s foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities of issuers based in emerging markets.

Cooke & Bieler, L.P. (“Cooke & Bieler”) invests primarily in the common stocks of companies with middle market capitalizations (companies with market capitalizations in the range of $500 million to $5 billion) or in common stocks of companies whose market capitalizations are within the range of companies contained in the Russell Midcap Value Index.

Cooke & Bieler seeks out companies that it believes are undervalued and possess strong financial positions. Cooke & Bieler utilizes a fundamental, bottom-up investment strategy, selecting equity securities for the Fund

–  4  –

based on its analysis of a company’s financial characteristics, assessment of the quality of a company’s management and the implementation of valuation discipline. Generally, Cooke & Bieler will hold between 30 to 50 securities in its portion of the portfolio. Cooke & Bieler believes that its assessment of business quality and emphasis on valuation will protect the Fund’s assets in down markets, while its insistence on financial strength, leadership position and strong cash flow will produce competitive results in all but the most speculative markets. Cooke & Bieler generally sells a stock when it believes the stock has achieved its fair value, when it is determined that the long-term quality of the company has diminished or when more attractive alternatives are available.

Effective June 1, 2004, the following information supplements the information found on page 39:

Cooke & Bieler Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Cooke & Bieler for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 20.84% for the quarter ended June 30, 1999 and the lowest was –20.72% for the quarter ended September 30, 2002.

Cooke & Bieler Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Cooke & Bieler’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (4/98)
Cooke & Bieler Composite
Class S*	40.31%	17.90%	14.88%
Class Y*	40.21%	17.79%	14.78%
Class L*	40.06%	17.64%	14.63%
Class A*	31.77%	16.00%	13.22%
Class N*	38.51%	17.08%	14.07%

Russell 2500 Index^	45.51%	9.40%	11.74%
Russell Midcap Value Index^^	38.07%	8.73%	6.70%

* Performance shown is the composite of all portfolios managed by Cooke & Bieler with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class S expenses. The composite performance does not represent the historical performance of the MassMutual Focused Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

–  5  –

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

^^ The Russell Midcap Value Index is an unmanaged index that measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, a capitalization-weighted index of the 1,000 U.S. companies with the largest market capitalization. The Index does not incur expenses and cannot be purchased directly by investors.

Effective June 1, 2004, the following information supplements the information found in the section titled About the Investment Adviser and Sub-Advisers:

Cooke & Bieler, L.P., located at 1700 Market Street, Suite 3222, Philadelphia, Pennsylvania 19103, manages a portion of the portfolio of the Focused Value Fund. As of December 31, 2003, Cooke & Bieler had approximately $3.4 billion in assets under management.

Michael M. Meyer

is a portfolio manager of a portion of the Focused Value Fund. Mr. Meyer, a Chartered Financial Analyst and Partner of Cooke & Bieler, joined the firm in 1993. Prior to that, he worked for four years at Sterling Capital Management as an equity analyst and head equity trader before obtaining his M.B.A. at The Wharton School of Business.

James R. Norris

is a portfolio manager of a portion of the Focused Value Fund. Mr. Norris, a Partner of Cooke & Bieler, joined the firm in 1998. Prior to that, he worked for nearly ten years at Sterling Capital Management as Senior Vice President of Equity Portfolio Management.

Effective June 1, 2004, the following information replaces the information for Massachusetts Financial Services Company found in the section titled About the Investment Adviser and Sub-Advisers:

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), located at 40 Rowes Wharf, Boston, Massachusetts 02110, manages the investments of the Growth Equity Fund. As of December 31, 2003, GMO had approximately $55 billion in assets under management.

Day to day management of the Growth Equity Fund is the responsibility of the U.S. Quantitative Division, and no one person is primarily responsible for making recommendations.

Effective June 1, 2004, the following information supplements information found in the section titled Investment Performance:

Cooke & Bieler. Performance data shown for Cooke & Bieler is based on a composite of all substantially similar portfolios managed by Cooke & Bieler, the Sub-Adviser of a portion of the Focused Value Fund, adjusted to reflect the fees and expenses of each of the Focused Value Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Effective June 1, 2004, the following information replaces the information for MFS found in the section titled Investment Performance:

GMO. Performance data shown for GMO is based on a composite of all substantially similar portfolios managed by GMO, the Growth Equity Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Growth Equity Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098M-04-5

–  6  –

MASSMUTUAL INSTITUTIONAL FUNDS

Supplement dated June 1, 2004 to the

A Shares Prospectus dated May 1, 2004

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information replaces similar information found under “Expense Information” for the Money Market Fund, Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund and Indexed Equity Fund:

Money Market Fund

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.35%
Total Annual Fund Operating Expenses	.95%

Expense Reimbursement(1)	(.18%	)
Net Fund Expenses(2)	.77%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .18% of other expenses for Class A of the Fund through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Short-Duration Bond Fund

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.34%
Total Annual Fund Operating Expenses	.99%

Expense Reimbursement(1)	(.07%	)
Net Fund Expenses(2)	.92%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .07% of other expenses for Class A of the Fund through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  1  –

Core Bond Fund

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.31%
Total Annual Fund Operating Expenses	1.04%

Expense Reimbursement(1)	(.08%	)
Net Fund Expenses(2)	.96%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of other expenses for Class A of the Fund through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Diversified Bond Fund

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.39%
Total Annual Fund Operating Expenses	1.14%

Expense Reimbursement(1)	(.15%)
Net Fund Expenses(2)	.99%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .15% of other expenses for Class A of the Fund through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Indexed Equity Fund

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.10%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.50%
Total Annual Fund Operating Expenses	.85%

Expense Reimbursement(1)	(.10%	)
Net Fund Expenses(2)	.75%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of other expenses for Class A of the Fund through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  2  –

Effective June 1, 2004, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) will replace Massachusetts Financial Services Company (“MFS”) as the Growth Equity Fund’s Sub-Adviser.

Effective June 1, 2004, the paragraphs under Principal Investment Strategies and Risks on page 32 are replaced in their entirety by the following:

The Fund seeks to achieve its objective by normally investing at least 80% of its assets in the common stocks and securities convertible into common stocks of companies which the Fund’s Sub-Adviser, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), believes offer prospects for long-term growth.

GMO uses proprietary research and multiple quantitative models to identify stocks it believes are undervalued and stocks in the growth universe it believes have improving fundamentals. Generally, these stocks are trading at prices below what GMO believes to be their intrinsic value. GMO also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline, industry and sector weight, and market capitalization. The factors considered by GMO and the models may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Effective June 1, 2004, the following information replaces similar information found on page 33:

GMO Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by GMO for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 27.33% for the quarter ended December 31, 1998 and the lowest was –21.63% for the quarter ended March 31, 2001.

–  3  –

GMO Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares GMO’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
GMO Composite
Class A*	20.31%	–3.06%	9.74%

S&P 500® Index^	28.67%	–0.57%	11.06%

* Performance shown is the composite of all portfolios managed by GMO with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class. The bar chart is based on Class A expenses. GMO replaced Massachusetts Financial Services Company as the Fund’s Sub-Adviser on June 1, 2004. The composite performance does not represent the historical performance of the MassMutual Growth Equity Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective June 1, 2004, Cooke & Bieler, L.P. will become a Co-Sub-Adviser of the Focused Value Fund.

Effective June 1, 2004, paragraphs three through five under Principal Investment Strategies and Risks on page 38 are replaced in their entirety by the following:

The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

Harris Associates L.P. (“Harris”) seeks out companies that it believes are trading at significant discounts to their underlying value. Harris utilizes a fundamental, bottom-up investment strategy, focusing on companies with market capitalizations over $1 billion and which have significant profit potential.

Sell targets are generally set when a stock is first purchased. The Sub-Adviser generally sells a stock when it believes the stock has achieved 90-100% of its fair value or when it is determined that management is no longer a steward of shareholder interests.

Harris intends to invest primarily in U.S. companies, but may invest up to 25% of its portion of the portfolio (valued at the time of investment) in securities of non-U.S. issuers. These may include foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund’s foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities of issuers based in emerging markets.

Cooke & Bieler, L.P. (“Cooke & Bieler”) invests primarily in the common stocks of companies with middle market capitalizations (companies with market capitalizations in the range of $500 million to $5 billion) or in common stocks of companies whose market capitalizations are within the range of companies contained in the Russell Midcap Value Index.

Cooke & Bieler seeks out companies that it believes are undervalued and possess strong financial positions. Cooke & Bieler utilizes a fundamental, bottom-up investment strategy, selecting equity securities for the Fund based on its analysis of a company’s financial characteristics, assessment of the quality of a company’s management and the implementation of valuation discipline. Generally, Cooke & Bieler will hold between 30 to 50 securities in its portion of the portfolio. Cooke & Bieler believes that its assessment of business quality and emphasis on valuation will protect the Fund’s assets in down markets, while its insistence on financial

–  4  –

strength, leadership position and strong cash flow will produce competitive results in all but the most speculative markets. Cooke & Bieler generally sells a stock when it believes the stock has achieved its fair value, when it is determined that the long-term quality of the company has diminished or when more attractive alternatives are available.

Effective June 1, 2004, the following information supplements the information found on page 39:

Cooke & Bieler Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Cooke & Bieler for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 20.69% for the quarter ended June 30, 1999 and the lowest was –20.84% for the quarter ended September 30, 2002.

Cooke & Bieler Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Cooke & Bieler’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (4/98)
Cooke & Bieler Composite
Class A*	31.77%	16.00%	13.22%
Russell 2500 Index^	45.51%	9.40%	11.74%
Russell Midcap Value Index^^	38.07%	8.73%	6.70%

* Performance shown is the composite of all portfolios managed by Cooke & Bieler with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class. The bar chart is based on Class A expenses. The composite performance does not represent the historical performance of the MassMutual Focused Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

^^ The Russell Midcap Value Index is an unmanaged index that measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, a capitalization-weighted index of the 1,000 U.S. companies with the largest market capitalization. The Index does not incur expenses and cannot be purchased directly by investors.

–  5  –

Effective June 1, 2004, the following information supplements the information found in the section titled About the Investment Adviser and Sub-Advisers:

Cooke & Bieler, L.P., located at 1700 Market Street, Suite 3222, Philadelphia, Pennsylvania 19103, manages a portion of the portfolio of the Focused Value Fund. As of December 31, 2003, Cooke & Bieler had approximately $3.4 billion in assets under management.

Michael M. Meyer

is a portfolio manager of a portion of the Focused Value Fund. Mr. Meyer, a Chartered Financial Analyst and Partner of Cooke & Bieler, joined the firm in 1993. Prior to that, he worked for four years at Sterling Capital Management as an equity analyst and head equity trader before obtaining his M.B.A. at The Wharton School of Business.

James R. Norris

is a portfolio manager of a portion of the Focused Value Fund. Mr. Norris, a Partner of Cooke & Bieler, joined the firm in 1998. Prior to that, he worked for nearly ten years at Sterling Capital Management as Senior Vice President of Equity Portfolio Management.

Effective June 1, 2004, the following information replaces the information for Massachusetts Financial Services Company found in the section titled About the Investment Adviser and Sub-Advisers:

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), located at 40 Rowes Wharf, Boston, Massachusetts 02110, manages the investments of the Growth Equity Fund. As of December 31, 2003, GMO had approximately $55 billion in assets under management.

Day to day management of the Growth Equity Fund is the responsibility of the U.S. Quantitative Division, and no one person is primarily responsible for making recommendations.

Effective June 1, 2004, the following information supplements information found in the section titled Investment Performance:

Cooke & Bieler. Performance data shown for Cooke & Bieler is based on a composite of all substantially similar portfolios managed by Cooke & Bieler, the Sub-Adviser of a portion of the Focused Value Fund, adjusted to reflect the fees and expenses of each of the Focused Value Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Effective June 1, 2004, the following information replaces the information for MFS found in the section titled Investment Performance:

GMO. Performance data shown for GMO is based on a composite of all substantially similar portfolios managed by GMO, the Growth Equity Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Growth Equity Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098A-04-5

–  6  –

MASSMUTUAL INSTITUTIONAL FUNDS

Supplement dated June 1, 2004 to the

L Shares Prospectus dated May 1, 2004

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information replaces similar information found under “Expense Information” for the Money Market Fund, Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund and Indexed Equity Fund:

Money Market Fund

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.35%
Total Annual Fund Operating Expenses	.70%

Expense Reimbursement(1)	(.18%	)
Net Fund Expenses(2)	.52%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .18% of other expenses for Class L of the Fund through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Short-Duration Bond Fund

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.34%
Total Annual Fund Operating Expenses	.74%

Expense Reimbursement(1)	(.07%	)
Net Fund Expenses(2)	.67%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .07% of other expenses for Class L of the Fund through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  1  –

Core Bond Fund

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.31%
Total Annual Fund Operating Expenses	.79%

Expense Reimbursement(1)	(.08%	)
Net Fund Expenses(2)	.71%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of other expenses for Class L of the Fund through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Diversified Bond Fund

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.40%
Total Annual Fund Operating Expenses	.90%

Expense Reimbursement(1)	(.15%	)
Net Fund Expenses(2)	.75%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .15% of other expenses for Class L of the Fund through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Indexed Equity Fund

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.10%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.50%
Total Annual Fund Operating Expenses	.60%

Expense Reimbursement(1)	(.10%	)
Net Fund Expenses(2)	.50%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of other expenses for Class L of the Fund through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  2  –

Effective June 1, 2004, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) will replace Massachusetts Financial Services Company (“MFS”) as the Growth Equity Fund’s Sub-Adviser.

Effective June 1, 2004, the paragraphs under Principal Investment Strategies and Risks on page 32 are replaced in their entirety by the following:

The Fund seeks to achieve its objective by normally investing at least 80% of its assets in the common stocks and securities convertible into common stocks of companies which the Fund’s Sub-Adviser, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), believes offer prospects for long-term growth.

GMO uses proprietary research and multiple quantitative models to identify stocks it believes are undervalued and stocks in the growth universe it believes have improving fundamentals. Generally, these stocks are trading at prices below what GMO believes to be their intrinsic value. GMO also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline, industry and sector weight, and market capitalization. The factors considered by GMO and the models may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Effective June 1, 2004, the following information replaces similar information found on page 33:

GMO Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by GMO for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 27.39% for the quarter ended December 31, 1998 and the lowest was –21.56% for the quarter ended March 31, 2001.

–  3  –

GMO Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares GMO’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
GMO Composite
Class L*	27.90%	–1.64%	10.65%

S&P 500® Index^	28.67%	–0.57%	11.06%

* Performance shown is the composite of all portfolios managed by GMO with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The bar chart is based on Class L expenses. GMO replaced Massachusetts Financial Services Company as the Fund’s Sub-Adviser on June 1, 2004. The composite performance does not represent the historical performance of the MassMutual Growth Equity Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective June 1, 2004, Cooke & Bieler, L.P. will become a Co-Sub-Adviser of the Focused Value Fund.

Effective June 1, 2004, paragraphs three through five under Principal Investment Strategies and Risks on page 38 are replaced in their entirety by the following:

The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

Harris Associates L.P. (“Harris”) seeks out companies that it believes are trading at significant discounts to their underlying value. Harris utilizes a fundamental, bottom-up investment strategy, focusing on companies with market capitalizations over $1 billion and which have significant profit potential.

Sell targets are generally set when a stock is first purchased. The Sub-Adviser generally sells a stock when it believes the stock has achieved 90-100% of its fair value or when it is determined that management is no longer a steward of shareholder interests.

Harris intends to invest primarily in U.S. companies, but may invest up to 25% of its portion of the portfolio (valued at the time of investment) in securities of non-U.S. issuers. These may include foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund’s foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities of issuers based in emerging markets.

Cooke & Bieler, L.P. (“Cooke & Bieler”) invests primarily in the common stocks of companies with middle market capitalizations (companies with market capitalizations in the range of $500 million to $5 billion) or in common stocks of companies whose market capitalizations are within the range of companies contained in the Russell Midcap Value Index.

Cooke & Bieler seeks out companies that it believes are undervalued and possess strong financial positions. Cooke & Bieler utilizes a fundamental, bottom-up investment strategy, selecting equity securities for the Fund based on its analysis of a company’s financial characteristics, assessment of the quality of a company’s management and the implementation of valuation discipline. Generally, Cooke & Bieler will hold between 30 to 50 securities in its portion of the portfolio. Cooke & Bieler believes that its assessment of business quality and emphasis on valuation will protect the Fund’s assets in down markets, while its insistence on financial

–  4  –

strength, leadership position and strong cash flow will produce competitive results in all but the most speculative markets. Cooke & Bieler generally sells a stock when it believes the stock has achieved its fair value, when it is determined that the long-term quality of the company has diminished or when more attractive alternatives are available.

Effective June 1, 2004, the following information supplements the information found on page 39:

Cooke & Bieler Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Cooke & Bieler for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 20.76% for the quarter ended June 30, 1999 and the lowest was –20.78% for the quarter ended September 30, 2002.

Cooke & Bieler Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Cooke & Bieler’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (4/98)
Cooke & Bieler Composite
Class L*	40.06%	17.64%	14.63%

Russell 2500 Index^	45.51%	9.40%	11.74%
Russell Midcap Value Index^^	38.07%	8.73%	6.70%

* Performance shown is the composite of all portfolios managed by Cooke & Bieler with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The bar chart is based on Class L expenses. The composite performance does not represent the historical performance of the MassMutual Focused Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

^^ The Russell Midcap Value Index is an unmanaged index that measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, a capitalization-weighted index of the 1,000 U.S. companies with the largest market capitalization. The Index does not incur expenses and cannot be purchased directly by investors.

–  5  –

Effective June 1, 2004, the following information supplements the information found in the section titled About the Investment Adviser and Sub-Advisers:

Cooke & Bieler, L.P., located at 1700 Market Street, Suite 3222, Philadelphia, Pennsylvania 19103, manages a portion of the portfolio of the Focused Value Fund. As of December 31, 2003, Cooke & Bieler had approximately $3.4 billion in assets under management.

Michael M. Meyer

is a portfolio manager of a portion of the Focused Value Fund. Mr. Meyer, a Chartered Financial Analyst and Partner of Cooke & Bieler, joined the firm in 1993. Prior to that, he worked for four years at Sterling Capital Management as an equity analyst and head equity trader before obtaining his M.B.A. at The Wharton School of Business.

James R. Norris

is a portfolio manager of a portion of the Focused Value Fund. Mr. Norris, a Partner of Cooke & Bieler, joined the firm in 1998. Prior to that, he worked for nearly ten years at Sterling Capital Management as Senior Vice President of Equity Portfolio Management.

Effective June 1, 2004, the following information replaces the information for Massachusetts Financial Services Company found in the section titled About the Investment Adviser and Sub-Advisers:

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), located at 40 Rowes Wharf, Boston, Massachusetts 02110, manages the investments of the Growth Equity Fund. As of December 31, 2003, GMO had approximately $55 billion in assets under management.

Day to day management of the Growth Equity Fund is the responsibility of the U.S. Quantitative Division, and no one person is primarily responsible for making recommendations.

Effective June 1, 2004, the following information supplements information found in the section titled Investment Performance:

Cooke & Bieler. Performance data shown for Cooke & Bieler is based on a composite of all substantially similar portfolios managed by Cooke & Bieler, the Sub-Adviser of a portion of the Focused Value Fund, adjusted to reflect the fees and expenses of each of the Focused Value Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Effective June 1, 2004, the following information replaces the information for MFS found in the section titled Investment Performance:

GMO. Performance data shown for GMO is based on a composite of all substantially similar portfolios managed by GMO, the Growth Equity Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Growth Equity Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098L-04-5

–  6  –

MASSMUTUAL INSTITUTIONAL FUNDS

Supplement dated June 1, 2004 to the

N Shares Prospectus dated May 1, 2004

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information replaces similar information found under “Expense Information” for the Money Market Fund, Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund and Indexed Equity Fund:

Money Market Fund

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.40%
Total Annual Fund Operating Expenses	1.25%

Expense Reimbursement(1)	(.18%	)
Net Fund Expenses(2)	1.07%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .18% of other expenses for Class N of the Fund through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Short-Duration Bond Fund

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.39%
Total Annual Fund Operating Expenses	1.29%

Expense Reimbursement(1)	(.07%	)
Net Fund Expenses(2)	1.22%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .07% of other expenses for Class N of the Fund through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  1  –

Core Bond Fund

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.38%
Total Annual Fund Operating Expenses	1.36%

Expense Reimbursement(1)	(.08%	)
Net Fund Expenses(2)	1.28%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of other expenses for Class N of the Fund through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Diversified Bond Fund

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.44%
Total Annual Fund Operating Expenses	1.44%

Expense Reimbursement(1)	(.15%	)
Net Fund Expenses(2)	1.29%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .15% of other expenses for Class N of the Fund through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Indexed Equity Fund

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.10%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.55%
Total Annual Fund Operating Expenses	1.15%

Expense Reimbursement(1)	(.10%	)
Net Fund Expenses(2)	1.05%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of other expenses for Class N of the Fund through April 30, 2005. The agreement cannot be terminated unilaterally by MassMutual.
(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  2  –

Effective June 1, 2004, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) will replace Massachusetts Financial Services Company (“MFS”) as the Growth Equity Fund’s Sub-Adviser.

Effective June 1, 2004, the paragraphs under Principal Investment Strategies and Risks on page 32 are replaced in their entirety by the following:

The Fund seeks to achieve its objective by normally investing at least 80% of its assets in the common stocks and securities convertible into common stocks of companies which the Fund’s Sub-Adviser, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), believes offer prospects for long-term growth.

GMO uses proprietary research and multiple quantitative models to identify stocks it believes are undervalued and stocks in the growth universe it believes have improving fundamentals. Generally, these stocks are trading at prices below what GMO believes to be their intrinsic value. GMO also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline, industry and sector weight, and market capitalization. The factors considered by GMO and the models may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Effective June 1, 2004, the following information replaces similar information found on page 33:

GMO Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by GMO for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 27.26% for the quarter ended December 31, 1998 and the lowest was –21.71% for the quarter ended March 31, 2001.

–  3  –

GMO Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares GMO’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
GMO Composite
Class N*	26.34%	–2.22%	10.08%

S&P 500® Index^	28.67%	–0.57%	11.06%

* Performance shown is the composite of all portfolios managed by GMO with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class. The bar chart is based on Class N expenses. GMO replaced Massachusetts Financial Services Company as the Fund’s Sub-Adviser on June 1, 2004. The composite performance does not represent the historical performance of the MassMutual Growth Equity Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective June 1, 2004, Cooke & Bieler, L.P. will become a Co-Sub-Adviser of the Focused Value Fund.

Effective June 1, 2004, paragraphs three through five under Principal Investment Strategies and Risks on page 38 are replaced in their entirety by the following:

The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

Harris Associates L.P. (“Harris”) seeks out companies that it believes are trading at significant discounts to their underlying value. Harris utilizes a fundamental, bottom-up investment strategy, focusing on companies with market capitalizations over $1 billion and which have significant profit potential.

Sell targets are generally set when a stock is first purchased. The Sub-Adviser generally sells a stock when it believes the stock has achieved 90-100% of its fair value or when it is determined that management is no longer a steward of shareholder interests.

Harris intends to invest primarily in U.S. companies, but may invest up to 25% of its portion of the portfolio (valued at the time of investment) in securities of non-U.S. issuers. These may include foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund’s foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities of issuers based in emerging markets.

Cooke & Bieler, L.P. (“Cooke & Bieler”) invests primarily in the common stocks of companies with middle market capitalizations (companies with market capitalizations in the range of $500 million to $5 billion) or in common stocks of companies whose market capitalizations are within the range of companies contained in the Russell Midcap Value Index.

Cooke & Bieler seeks out companies that it believes are undervalued and possess strong financial positions. Cooke & Bieler utilizes a fundamental, bottom-up investment strategy, selecting equity securities for the Fund based on its analysis of a company’s financial characteristics, assessment of the quality of a company’s management and the implementation of valuation discipline. Generally, Cooke & Bieler will hold between 30 to 50 securities in its portion of the portfolio. Cooke & Bieler believes that its assessment of business quality and emphasis on valuation will protect the Fund’s assets in down markets, while its insistence on financial

–  4  –

strength, leadership position and strong cash flow will produce competitive results in all but the most speculative markets. Cooke & Bieler generally sells a stock when it believes the stock has achieved its fair value, when it is determined that the long-term quality of the company has diminished or when more attractive alternatives are available.

Effective June 1, 2004, the following information supplements the information found on page 39:

Cooke & Bieler Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Cooke & Bieler for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 20.61% for the quarter ended June 30, 1999 and the lowest was –20.91% for the quarter ended September 30, 2002.

Cooke & Bieler Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Cooke & Bieler’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (4/98)
Cooke & Bieler Composite
Class N*	38.51%	17.08%	14.07%

Russell 2500 Index^	45.51%	9.40%	11.74%
Russell Midcap Value Index^^	38.07%	8.73%	6.70%

* Performance shown is the composite of all portfolios managed by Cooke & Bieler with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class. The bar chart is based on Class N expenses. The composite performance does not represent the historical performance of the MassMutual Focused Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

^^ The Russell Midcap Value Index is an unmanaged index that measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, a capitalization-weighted index of the 1,000 U.S. companies with the largest market capitalization. The Index does not incur expenses and cannot be purchased directly by investors.

–  5  –

Effective June 1, 2004, the following information supplements the information found in the section titled About the Investment Adviser and Sub-Advisers:

Cooke & Bieler, L.P., located at 1700 Market Street, Suite 3222, Philadelphia, Pennsylvania 19103, manages a portion of the portfolio of the Focused Value Fund. As of December 31, 2003, Cooke & Bieler had approximately $3.4 billion in assets under management.

Michael M. Meyer

is a portfolio manager of a portion of the Focused Value Fund. Mr. Meyer, a Chartered Financial Analyst and Partner of Cooke & Bieler, joined the firm in 1993. Prior to that, he worked for four years at Sterling Capital Management as an equity analyst and head equity trader before obtaining his M.B.A. at The Wharton School of Business.

James R. Norris

is a portfolio manager of a portion of the Focused Value Fund. Mr. Norris, a Partner of Cooke & Bieler, joined the firm in 1998. Prior to that, he worked for nearly ten years at Sterling Capital Management as Senior Vice President of Equity Portfolio Management.

Effective June 1, 2004, the following information replaces the information for Massachusetts Financial Services Company found in the section titled About the Investment Adviser and Sub-Advisers:

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), located at 40 Rowes Wharf, Boston, Massachusetts 02110, manages the investments of the Growth Equity Fund. As of December 31, 2003, GMO had approximately $55 billion in assets under management.

Day to day management of the Growth Equity Fund is the responsibility of the U.S. Quantitative Division, and no one person is primarily responsible for making recommendations.

Effective June 1, 2004, the following information supplements information found in the section titled Investment Performance:

Cooke & Bieler. Performance data shown for Cooke & Bieler is based on a composite of all substantially similar portfolios managed by Cooke & Bieler, the Sub-Adviser of a portion of the Focused Value Fund, adjusted to reflect the fees and expenses of each of the Focused Value Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Effective June 1, 2004, the following information replaces the information for MFS found in the section titled Investment Performance:

GMO. Performance data shown for GMO is based on a composite of all substantially similar portfolios managed by GMO, the Growth Equity Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Growth Equity Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098N-04-5

–  6  –

MASSMUTUAL INSTITUTIONAL FUNDS

Supplement dated June 1, 2004 to the

S Shares Prospectus dated May 1, 2004

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

Effective June 1, 2004, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) will replace Massachusetts Financial Services Company (“MFS”) as the Growth Equity Fund’s Sub-Adviser.

Effective June 1, 2004, the paragraphs under Principal Investment Strategies and Risks on page 32 are replaced in their entirety by the following:

The Fund seeks to achieve its objective by normally investing at least 80% of its assets in the common stocks and securities convertible into common stocks of companies which the Fund’s Sub-Adviser, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), believes offer prospects for long-term growth.

GMO uses proprietary research and multiple quantitative models to identify stocks it believes are undervalued and stocks in the growth universe it believes have improving fundamentals. Generally, these stocks are trading at prices below what GMO believes to be their intrinsic value. GMO also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline, industry and sector weight, and market capitalization. The factors considered by GMO and the models may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Effective June 1, 2004, the following information replaces similar information found on page 33:

GMO Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by GMO for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 27.43% for the quarter ended December 31, 1998 and the lowest was –21.50% for the quarter ended March 31, 2001.

–  1  –

GMO Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares GMO’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
GMO Composite
Class S*	28.11%	–1.43%	10.87%

S&P 500® Index^	28.67%	–0.57%	11.06%

* Performance shown is the composite of all portfolios managed by GMO with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The bar chart is based on Class S expenses. GMO replaced Massachusetts Financial Services Company as the Fund’s Sub-Adviser on June 1, 2004. The composite performance does not represent the historical performance of the MassMutual Growth Equity Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective June 1, 2004, Cooke & Bieler, L.P. will become a Co-Sub-Adviser of the Focused Value Fund.

Effective June 1, 2004, paragraphs three through five under Principal Investment Strategies and Risks on page 38 are replaced in their entirety by the following:

The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

Harris Associates L.P. (“Harris”) seeks out companies that it believes are trading at significant discounts to their underlying value. Harris utilizes a fundamental, bottom-up investment strategy, focusing on companies with market capitalizations over $1 billion and which have significant profit potential.

Sell targets are generally set when a stock is first purchased. The Sub-Adviser generally sells a stock when it believes the stock has achieved 90-100% of its fair value or when it is determined that management is no longer a steward of shareholder interests.

Harris intends to invest primarily in U.S. companies, but may invest up to 25% of its portion of the portfolio (valued at the time of investment) in securities of non-U.S. issuers. These may include foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund’s foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities of issuers based in emerging markets.

Cooke & Bieler, L.P. (“Cooke & Bieler”) invests primarily in the common stocks of companies with middle market capitalizations (companies with market capitalizations in the range of $500 million to $5 billion) or in common stocks of companies whose market capitalizations are within the range of companies contained in the Russell Midcap Value Index.

Cooke & Bieler seeks out companies that it believes are undervalued and possess strong financial positions. Cooke & Bieler utilizes a fundamental, bottom-up investment strategy, selecting equity securities for the Fund based on its analysis of a company’s financial characteristics, assessment of the quality of a company’s management and the implementation of valuation discipline. Generally, Cooke & Bieler will hold between 30 to 50 securities in its portion of the portfolio. Cooke & Bieler believes that its assessment of business quality and emphasis on valuation will protect the Fund’s assets in down markets, while its insistence on financial

–  2  –

strength, leadership position and strong cash flow will produce competitive results in all but the most speculative markets. Cooke & Bieler generally sells a stock when it believes the stock has achieved its fair value, when it is determined that the long-term quality of the company has diminished or when more attractive alternatives are available.

Effective June 1, 2004, the following information supplements the information found on page 39:

Cooke & Bieler Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Cooke & Bieler for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 20.84% for the quarter ended June 30, 1999 and the lowest was –20.72% for the quarter ended September 30, 2002.

Cooke & Bieler Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Cooke & Bieler’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (4/98)
Cooke & Bieler Composite
Class S*	40.31%	17.90%	14.88%

Russell 2500 Index^	45.51%	9.40%	11.74%
Russell Midcap Value Index^^	38.07%	8.73%	6.70%

* Performance shown is the composite of all portfolios managed by Cooke & Bieler with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The bar chart is based on Class S expenses. The composite performance does not represent the historical performance of the MassMutual Focused Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

^^ The Russell Midcap Value Index is an unmanaged index that measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, a capitalization-weighted index of the 1,000 U.S. companies with the largest market capitalization. The Index does not incur expenses and cannot be purchased directly by investors.

–  3  –

Effective June 1, 2004, the following information supplements the information found in the section titled About the Investment Adviser and Sub-Advisers:

Cooke & Bieler, L.P., located at 1700 Market Street, Suite 3222, Philadelphia, Pennsylvania 19103, manages a portion of the portfolio of the Focused Value Fund. As of December 31, 2003, Cooke & Bieler had approximately $3.4 billion in assets under management.

Michael M. Meyer

is a portfolio manager of a portion of the Focused Value Fund. Mr. Meyer, a Chartered Financial Analyst and Partner of Cooke & Bieler, joined the firm in 1993. Prior to that, he worked for four years at Sterling Capital Management as an equity analyst and head equity trader before obtaining his M.B.A. at The Wharton School of Business.

James R. Norris

is a portfolio manager of a portion of the Focused Value Fund. Mr. Norris, a Partner of Cooke & Bieler, joined the firm in 1998. Prior to that, he worked for nearly ten years at Sterling Capital Management as Senior Vice President of Equity Portfolio Management.

Effective June 1, 2004, the following information replaces the information for Massachusetts Financial Services Company found in the section titled About the Investment Adviser and Sub-Advisers:

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), located at 40 Rowes Wharf, Boston, Massachusetts 02110, manages the investments of the Growth Equity Fund. As of December 31, 2003, GMO had approximately $55 billion in assets under management.

Day to day management of the Growth Equity Fund is the responsibility of the U.S. Quantitative Division, and no one person is primarily responsible for making recommendations.

Effective June 1, 2004, the following information supplements information found in the section titled Investment Performance:

Cooke & Bieler. Performance data shown for Cooke & Bieler is based on a composite of all substantially similar portfolios managed by Cooke & Bieler, the Sub-Adviser of a portion of the Focused Value Fund, adjusted to reflect the fees and expenses of each of the Focused Value Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Effective June 1, 2004, the following information replaces the information for MFS found in the section titled Investment Performance:

GMO. Performance data shown for GMO is based on a composite of all substantially similar portfolios managed by GMO, the Growth Equity Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Growth Equity Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098S-04-5

–  4  –

MASSMUTUAL INSTITUTIONAL FUNDS

Supplement dated June 1, 2004 to the

Y Shares Prospectus dated May 1, 2004

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

Effective June 1, 2004, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) will replace Massachusetts Financial Services Company (“MFS”) as the Growth Equity Fund’s Sub-Adviser.

Effective June 1, 2004, the paragraphs under Principal Investment Strategies and Risks on page 32 are replaced in their entirety by the following:

The Fund seeks to achieve its objective by normally investing at least 80% of its assets in the common stocks and securities convertible into common stocks of companies which the Fund’s Sub-Adviser, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), believes offer prospects for long-term growth.

GMO uses proprietary research and multiple quantitative models to identify stocks it believes are undervalued and stocks in the growth universe it believes have improving fundamentals. Generally, these stocks are trading at prices below what GMO believes to be their intrinsic value. GMO also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline, industry and sector weight, and market capitalization. The factors considered by GMO and the models may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 65.

Effective June 1, 2004, the following information replaces similar information found on page 33:

GMO Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by GMO for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 27.42% for the quarter ended December 31, 1998 and the lowest was –21.52% for the quarter ended March 31, 2001.

–  1  –

GMO Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares GMO’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
GMO Composite
Class Y*	28.05%	–1.49%	10.80%

S&P 500® Index^	28.67%	–0.57%	11.06%

* Performance shown is the composite of all portfolios managed by GMO with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. GMO replaced Massachusetts Financial Services Company as the Fund’s Sub-Adviser on June 1, 2004. The composite performance does not represent the historical performance of the MassMutual Growth Equity Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective June 1, 2004, Cooke & Bieler, L.P. will become a Co-Sub-Adviser of the Focused Value Fund.

Effective June 1, 2004, paragraphs three through five under Principal Investment Strategies and Risks on page 38 are replaced in their entirety by the following:

The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

Harris Associates L.P. (“Harris”) seeks out companies that it believes are trading at significant discounts to their underlying value. Harris utilizes a fundamental, bottom-up investment strategy, focusing on companies with market capitalizations over $1 billion and which have significant profit potential.

Sell targets are generally set when a stock is first purchased. The Sub-Adviser generally sells a stock when it believes the stock has achieved 90-100% of its fair value or when it is determined that management is no longer a steward of shareholder interests.

Harris intends to invest primarily in U.S. companies, but may invest up to 25% of its portion of the portfolio (valued at the time of investment) in securities of non-U.S. issuers. These may include foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund’s foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities of issuers based in emerging markets.

Cooke & Bieler, L.P. (“Cooke & Bieler”) invests primarily in the common stocks of companies with middle market capitalizations (companies with market capitalizations in the range of $500 million to $5 billion) or in common stocks of companies whose market capitalizations are within the range of companies contained in the Russell Midcap Value Index.

Cooke & Bieler seeks out companies that it believes are undervalued and possess strong financial positions. Cooke & Bieler utilizes a fundamental, bottom-up investment strategy, selecting equity securities for the Fund based on its analysis of a company’s financial characteristics, assessment of the quality of a company’s management and the implementation of valuation discipline. Generally, Cooke & Bieler will hold between 30 to 50 securities in its portion of the portfolio. Cooke & Bieler believes that its assessment of business quality and emphasis on valuation will protect the Fund’s assets in down markets, while its insistence on financial

–  2  –

strength, leadership position and strong cash flow will produce competitive results in all but the most speculative markets. Cooke & Bieler generally sells a stock when it believes the stock has achieved its fair value, when it is determined that the long-term quality of the company has diminished or when more attractive alternatives are available.

Effective June 1, 2004, the following information supplements the information found on page 39:

Cooke & Bieler Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Cooke & Bieler for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 20.81% for the quarter ended June 30, 1999 and the lowest was –20.75% for the quarter ended September 30, 2002.

Cooke & Bieler Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Cooke & Bieler’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (4/98)
Cooke & Bieler Composite
Class Y*	40.21%	17.79%	14.78%

Russell 2500 Index^	45.51%	9.40%	11.74%
Russell Midcap Value Index^^	38.07%	8.73%	6.70%

* Performance shown is the composite of all portfolios managed by Cooke & Bieler with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. The composite performance does not represent the historical performance of the MassMutual Focused Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

^^ The Russell Midcap Value Index is an unmanaged index that measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, a capitalization-weighted index of the 1,000 U.S. companies with the largest market capitalization. The Index does not incur expenses and cannot be purchased directly by investors.

–  3  –

Effective June 1, 2004, the following information supplements the information found in the section titled About the Investment Adviser and Sub-Advisers:

Cooke & Bieler, L.P., located at 1700 Market Street, Suite 3222, Philadelphia, Pennsylvania 19103, manages a portion of the portfolio of the Focused Value Fund. As of December 31, 2003, Cooke & Bieler had approximately $3.4 billion in assets under management.

Michael M. Meyer

is a portfolio manager of a portion of the Focused Value Fund. Mr. Meyer, a Chartered Financial Analyst and Partner of Cooke & Bieler, joined the firm in 1993. Prior to that, he worked for four years at Sterling Capital Management as an equity analyst and head equity trader before obtaining his M.B.A. at The Wharton School of Business.

James R. Norris

is a portfolio manager of a portion of the Focused Value Fund. Mr. Norris, a Partner of Cooke & Bieler, joined the firm in 1998. Prior to that, he worked for nearly ten years at Sterling Capital Management as Senior Vice President of Equity Portfolio Management.

Effective June 1, 2004, the following information replaces the information for Massachusetts Financial Services Company found in the section titled About the Investment Adviser and Sub-Advisers:

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), located at 40 Rowes Wharf, Boston, Massachusetts 02110, manages the investments of the Growth Equity Fund. As of December 31, 2003, GMO had approximately $55 billion in assets under management.

Day to day management of the Growth Equity Fund is the responsibility of the U.S. Quantitative Division, and no one person is primarily responsible for making recommendations.

Effective June 1, 2004, the following information supplements information found in the section titled Investment Performance:

Cooke & Bieler. Performance data shown for Cooke & Bieler is based on a composite of all substantially similar portfolios managed by Cooke & Bieler, the Sub-Adviser of a portion of the Focused Value Fund, adjusted to reflect the fees and expenses of each of the Focused Value Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Effective June 1, 2004, the following information replaces the information for MFS found in the section titled Investment Performance:

GMO. Performance data shown for GMO is based on a composite of all substantially similar portfolios managed by GMO, the Growth Equity Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Growth Equity Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098Y-04-5

–  4  –